LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Loan recognized as a result of payment under the guarantee
Loan recognized as a result of payment under the guarantee, net				$ 80,675	¥ 553,688	¥ 252,555
Loans receivable
Loan recognized as a result of payment under the guarantee
Loan recognized as a result of payment under the guarantee					810,327	441,860
Less: allowance for doubtful accounts	¥ (189,305)	¥ (7,222)	¥ (7,222)		(256,639)	(189,305)
Loan recognized as a result of payment under the guarantee, net					553,688	¥ 252,555
Movement of allowance
Beginning	(189,305)	(7,222)
Addition	(257,953)	(184,586)	(6,893)
Adjustment	152,862	(13,103)	(711)
Write-off	37,757	15,606	382
Ending	¥ (256,639)	¥ (189,305)	¥ (7,222)
Loan recognized as a result of payment under the guarantee
Movement of allowance
Amount of assets pledged					343,200
Secured long-term borrowings					120,800
Secured current portion of long-term borrowings					278,600
Loan recognized as a result of payment under the guarantee | Loans receivable
Movement of allowance
Amount of assets pledged					343,200
Secured long-term borrowings					120,800
Secured current portion of long-term borrowings					¥ 278,600